SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Redemption of Notes
On February 6, 2026, the Company voluntarily redeemed $80.0 million aggregate principal amount of its 6.750% Senior Secured Notes due 2031 (the “Notes”) at a redemption price equal to 103.00% of the principal amount, plus accrued interest. The repayment was financed from existing cash resources of the Company.
No other events occurred subsequent to December 31, 2025 and through February 25, 2026, the date the Company issued the consolidated financial statements, that merit disclosure.